Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Income Tax
Note 19 -	Income Tax

A.	Corporate tax rate

The corporate tax rate for 2015, 2016 and 2017 was 26.5%, 25% and 24%, respectively.

On January 4, 2016, the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216), 2016, which includes a reduction in the corporate tax rate from 26.5% to 25% as from January 1, 2016. On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in 2017 and 2018) – 2016, by which, among other things, the corporate tax rate was reduced from 25% to 24% in 2017 and to 23% as from January 1, 2018 and thereafter.

Deferred tax balances as at December 31, 2017 were calculated according to the new tax rates expected to apply on the date of reversal. The current taxes for the reported periods are calculated according to the actual tax rates as set out above.

B.	Composition of income tax expenses (income)

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Current tax expenses
Expenses for the current year	567	437	438
Adjustments for prior years	-	(28)	54
Total current tax expenses	567	409	492

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	-	-	(54)
Reversal of temporary differences according to an assessment agreement	-	-	21
Creation and reversal of temporary differences	(209)	(33)	(112)
Total deferred tax expenses	(209)	(33)	(145)

Income tax expense	358	442	347

C.	Reconciliation between the theoretical tax on the pre-tax income and the tax expense

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Income before income tax	1,494	930	1,088
Statutory tax rate	26.5%	25%	24%
Income tax at the statutory tax rate	395	232	260

Changes in tax rate	-	67	-
Expenses not recognized for tax purposes	(13)	46	48
Adjusted tax calculated for the Company’s share in equity- accounted investees	(3)	1	-
Recognition of deferred tax assets which were not recognized on prior periods	(101)	-	-
Current year tax losses and benefits for which deferred taxes were not created	80	124	39
Taxes in respect of previous years	-	(28)	-
Income tax expenses	358	442	347

D.	Unrecognized deferred tax liabilities

The calculation of deferred taxes does not take into account the taxes that would be applicable in the event of the sale of investments in subsidiaries and associates, since the Group intends to retain the investments. Deferred taxes in respect of a distribution of profit in subsidiaries and associates were also not taken into account since the dividends are not taxable.

E.	Unrecognized deferred tax assets and carry-forward tax loss

As at December 31, 2017, the Company has tax loss carry-forwards in the amount of NIS 72 and capital loss carry forwards in the amount of NIS 42.

Deferred tax assets relating to carry-forward losses and tax benefits were not recognized because their utilization in the foreseeable future is not probable. The deductible temporary differences and tax losses do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items since it is not probable that future taxable profit will be available against which the Group can utilize the benefits.

As a result, as at December 31, 2017, deferred taxes were not created on carry-forward losses and on carry-forwards capital losses of the Company as detailed above.

On February 1, 2016, The Company sold shares of Bezeq (see Note 1) and as a result recognized a deferred tax asset due to the basis difference attributed to its investment in Bezeq in the amount of NIS 101 during 2015.

F.	Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following items:

	Property,
	plant
	equipment,		Carry-		Brand
	and	Employee	forward		Names and
	intangible	benefits	losses for		Customers
	assets*	plan	DBS	Others*	relationship	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Balance of deferred tax asset (liability) as at December 31, 2015	(422)	208	1,419	184	(839)	550
Recognized in profit or loss	74	(26)	(231)	(75)	224	(34)
Recognized in equity	-	(4)	-	(98)	-	(102)

Balance of deferred tax assets (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414

Balance of deferred tax asset (liability) as at December 31, 2016	(348)	178	1,188	11	(615)	414

Recognized in profit or loss	25	(13)	(22)	28	127	145
Recognized in equity	-	-	-	1	-	1

Balance of deferred tax assets (liability) as at December 31, 2017	(323)	165	1,166	40	(488)	560

*	Reclassified

As at December 31, 2017 deferred taxes are presented in the statement of financial position as follows: under deferred tax assets NIS 1,019 (December 31, 2016: NIS 1,007) and under deferred tax liabilities NIS 459 (December 31, 2016: NIS 593).

A deferred tax asset for the carryforward tax losses of DBS appears in the financial statements of the Group in the amount of NIS 1,166. Recognition of the asset is based on the forecast of its future utilization in accordance with the expected merger, as set out in Note 19G, which will take place after receiving the regulatory approval for cancellation of the structural separation in Bezeq. The assumption of utilization of the tax asset in the merger is based on the assessment of Bezeq’s management, which relies on ongoing discussions between Bezeq’s management and the Ministry of Communications and on the work plan of the Ministry of Communications, that it is more likely than not that cancellation of the structural separation between Bezeq and DBS will be approved.

G.	Final tax assessments

(1)	The Company has final tax assessments up to and including 2014.

(2)	On January 22, 2015, the Company entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”), with respect to final tax assessments with respect to: (i) tax years 2007-2009; and (ii) the sale of its legacy communications business that was completed on January 31, 2010. According to the Agreement, the Company paid the Israeli Tax Authority NIS 148, including interest and CPI linkage differences, in 24 monthly installments starting in February 2015.

(3)	On April 27, 2017, the Company entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”) with respect to final tax assessments for the tax years 2010-2014. The Agreement covers all pending tax assessments and other tax matters with respect to such years. According to the Agreement, the Company paid the Israeli Tax Authority NIS 25, including interest and CPI linkage differences.

(4)	Bezeq has final tax assessments up to and including 2014.

(5)	On September 15, 2016, Bezeq and the Israel Tax Authority signed an assessment agreement (“the Assessment Agreement”) ending the disputes involving the tax assessor’s claims regarding the financing income from the shareholder loans to DBS and about the rights and holdings in DBS acquired by Bezeq.

Concurrently, the Tax Authority granted approval for tax purposes for the merger of DBS with and into Bezeq, in accordance with Section 103(B) of the Income Tax Ordinance, whereby subsequent to the merger, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.

The approval was granted in accordance with the applicable tax laws in effect at the time. Without derogating from the amount of the losses set out in the Assessment Agreement, if there is any change in the applicable tax laws, the Income Tax Authority will reconsider the taxation decision in accordance with the tax laws applicable at the merger date. The Approval is effective until December 31, 2019. The Income Tax Authority will extend the date of the Approval each year by an additional year, subject to the declaration of Bezeq and DBS that there has been no material change in their business affairs and subject to the terms of the taxation decision, and subject to the interpretation given to the tax laws, provided that such interpretation is published in writing. Any change in the tax laws that does not require a change in the Approval will not result in any such change.

The tax losses of DBS as at December 31, 2017 amount to NIS 5 billion.

On December 26, 2017, Bezeq and the tax assessor signed a final assessment agreement for 2011-2014, which settles all the disputes that arose between the parties, including the non-recognition of financing expenses and timing differences in depreciation expenses. The net tax liability that was added as a result of the assessment agreement is NIS 70, for which a full provision is included in these financial statements. The assessment agreement regulates the claims of the tax assessor for 2015 and thereafter, regarding attribution of financing expenses to Bezeq’s capital amortization in 2011-2013, as well as attribution of financing expenses to Bezeq’s income from an intercompany dividend received or to be received from the subsidiaries, as from 2015 and thereafter, for the amounts of investments in Bezeq’s financial statements as at the end of 2014 (for DBS, up to September 27, 2016).

(6)	Pelephone has received final tax assessments up to and including 2014.

(7)	Bezeq International has received final tax assessments up to and including 2012.

(8)	DBS has received final tax assessments up to and including 2013.

(9)	Walla has received final tax assessments up to and including 2011.

On November 12, 2017, as part of the assessment discussions of Walla, the tax assessor issued a best-judgment assessment for Walla for 2014. The tax assessor is demanding an additional payment of NIS 19. The main dispute between Walla and the tax assessor concerns Walla’s tax liability following the sale of its holdings in the subsidiary Coral Tell Ltd. Walla intends to file a reservation on the assessment. The management of Walla believes that the financial statements include appropriate provisions.